Annual Total Returns [BarChart] - Small Cap Value Fund - Small Cap Value Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(7.76%)
Annual Return 2012	15.06%
Annual Return 2013	36.21%
Annual Return 2014	5.54%
Annual Return 2015	(6.52%)
Annual Return 2016	30.07%
Annual Return 2017	4.94%
Annual Return 2018	(15.57%)
Annual Return 2019	19.20%
Annual Return 2020	4.67%